Warrants - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares
Warrants
Initial recognition of May 2023 Warrants | €		€ 82,829
Other capital reserves
Warrants
Initial recognition of May 2023 Warrants | €	€ 82,829	82,829
Other capital reserves | Aceville
Warrants
Initial recognition of May 2023 Warrants | €		€ 82,829
RDO Warrants
Warrants
Warrants outstanding			11,249,997		11,249,997
RDO Warrants | Class A shares
Warrants
Number of shares called by each warrant			0.5
PIPE Warrants
Warrants
Warrants outstanding			34,512,464		34,512,464
May 2023 Warrants
Warrants
Exercise price | $ / shares				$ 0.05
May 2023 Warrants | Aceville
Warrants
Warrants outstanding			160,202,919
Exercise price | $ / shares			$ 0.05	$ 1.00
Warrants issued	184,210,526			184,210,526
Number of shares called by each warrant	1			1
Warrants exercised			24,007,607
Percentage, down	(10.00%)			(10.00%)
Fair value of warrants at decrease in unobservable input | €	€ 7,706
Fair value of warrants at increase in unobservable input | €	€ 5,847
Percentage of probability of receipt of Additional Funding Amount	85.00%
Initial Funding Amount from Aceville | $				$ 100,000
Additional Funding Amount from Aceville | $				75,000
Additional funding from third parties | $				$ 75,000
Remaining unpaid exercise price, upon receipt of the Initial Funding Amount | $ / shares				$ 0.05
Derivative financial asset | €	€ 82,829